UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-01209

Bridges Investment Fund, Inc.
 (Exact name of registrant as specified in charter)

8401 West Dodge Road, Suite 256
Omaha, Nebraska 68114
 (Address of principal executive offices) (Zip code)

Edson L. Bridges III
8401 West Dodge Road, Suite 256
Omaha, Nebraska 68114
 (Name and address of agent for service)

(402) 397-4700
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2017

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments.

BRIDGES INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS

MARCH 31, 2017
(Unaudited)

Title of Security	Shares	Cost	Value
COMMON STOCKS - 87.87%
Administrative and Support Services - 1.16%
PayPal Holdings, Inc. (a)	35,000	$871,561	$1,505,700
Amusement, Gambling, and Recreation Industries - 2.63%
The Walt Disney Co.	30,000	$1,588,580	$3,401,700
Beverage and Tobacco Product Manufacturing - 2.56%
Altria Group, Inc.	15,000	$451,341	$1,071,300
PepsiCo, Inc.	13,000	632,331	1,454,180
Philip Morris International, Inc.	7,000	338,718	790,300
		$1,422,390	$3,315,780
Broadcasting (except Internet) - 1.74%
Comcast Corp.	60,000	$1,381,050	$2,255,400
Building Material and Garden Equipment and Supplies Dealers - 1.58%
Home Depot, Inc.	10,000	$1,294,810	$1,468,300
Lowe's Companies, Inc.	7,000	534,185	575,470
		$1,828,995	$2,043,770
Chemical Manufacturing - 6.23%
Allergan Plc	15,000	$2,160,150	$3,583,800
Ecolab, Inc.	15,000	1,436,988	1,880,100
Gilead Sciences, Inc.	20,000	1,555,426	1,358,400
Johnson & Johnson	10,000	866,300	1,245,500
		$6,018,864	$8,067,800
Computer and Electronic Product Manufacturing - 9.70%
Apple, Inc.	67,000	$1,138,677	$9,625,220
QUALCOMM, Inc.	35,000	1,482,755	2,006,900
Thermo Fisher Scientific, Inc.	6,000	879,267	921,600
		$3,500,699	$12,553,720
Couriers and Messengers - 2.03%
FedEx Corp.	8,000	$1,337,963	$1,561,200
United Parcel Service, Inc. - Class B	10,000	985,007	1,073,000
		$2,322,970	$2,634,200
Credit Intermediation and Related Activities - 8.17%
Ameriprise Financial, Inc.	10,000	$971,393	$1,296,800
Capital One Financial Corp.	35,000	1,042,098	3,033,100
JPMorgan Chase & Co.	30,000	1,721,192	2,635,200
Wells Fargo & Co.	65,000	1,722,622	3,617,900
		$5,457,305	$10,583,000
Data Processing, Hosting and Related Services - 0.89%
Fiserv, Inc. (a)	10,000	$971,166	$1,153,100
Electrical Equipment, Appliance, and Component Manufacturing - 1.14%
Eaton Corp. Plc	20,000	$1,038,112	$1,483,000
Food Services and Drinking Places - 1.35%
Starbucks Corp.	30,000	$561,001	$1,751,700
Health and Personal Care Stores - 1.27%
Express Scripts Holding Co. (a)	25,000	$951,440	$1,647,750
Insurance Carriers and Related Activities - 2.57%
Berkshire Hathaway, Inc. - Class B (a)	20,000	$678,649	$3,333,600
Machinery Manufacturing - 1.27%
Roper Technologies, Inc.	8,000	$335,931	$1,651,920
Management of Companies and Enterprises - 1.06%
The Goldman Sachs Group, Inc.	6,000	$1,383,687	$1,378,320
Nonstore Retailers - 3.43%
Amazon.com, Inc. (a)	5,000	$1,231,664	$4,432,700
Oil and Gas Extraction - 3.50%
Apache Corp.	20,000	$1,334,546	$1,027,800
Continental Resources, Inc. (a)	45,000	1,294,799	2,043,900
EOG Resources, Inc.	15,000	1,564,500	1,463,250
		$4,193,845	$4,534,950

Other Information Services - 7.60%
Alphabet, Inc. - Class A (a)	4,000	$847,060	$3,391,200
Alphabet, Inc. - Class C (a)	4,010	844,083	3,326,536
Facebook, Inc. (a)	22,000	2,108,798	3,125,100
		$3,799,941	$9,842,836
Petroleum and Coal Products Manufacturing - 1.82%
Chevron Corp.	22,000	$1,206,019	$2,362,140
Professional, Scientific, and Technical Services - 20.34%
Amgen, Inc.	10,000	$1,609,946	$1,640,700
Biogen, Inc. (a)	3,500	756,617	956,970
Celgene Corp. (a)	50,000	2,585,088	6,221,500
Cognizant Technology Solutions Corp. - Class A (a)	10,000	545,270	595,200
MasterCard, Inc.	70,000	1,245,377	7,872,900
Priceline Group, Inc. (a)	3,100	1,807,093	5,517,907
Visa, Inc. - Class A	40,000	1,087,480	3,554,800
		$9,636,871	$26,359,977
Rail Transportation - 2.29%
Union Pacific Corp.	28,000	$806,918	$2,965,760
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.66%
BlackRock, Inc.	9,000	$2,079,709	$3,451,590
Telecommunications - 0.88%
Level 3 Communications, Inc. (a)	20,000	$1,057,340	$1,144,400
TOTAL COMMON STOCKS		$54,324,707	$113,854,813

EXCHANGE TRADED FUNDS - 9.29%
Funds, Trusts, and Other Financial Vehicles - 9.29%
iShares Core S&P Mid-Cap ETF	40,000	$3,684,766	$6,848,800
iShares Core S&P Small-Cap ETF	75,000	2,746,435	5,187,000
TOTAL EXCHANGE TRADED FUNDS		$6,431,201	$12,035,800

	Principal
	Amount	Cost	Value
CORPORATE BONDS - 0.42%
Funds, Trusts, and Other Financial Vehicles - 0.22%
Spectra Energy Capital LLC
8.000%, 10/01/2019	$250,000	$256,407	$282,374
Machinery Manufacturing - 0.20%
Applied Materials, Inc.
7.125%, 10/15/2017	250,000	250,365	257,171
TOTAL CORPORATE BONDS		$506,772	$539,545

	Shares	Cost	Value
SHORT-TERM INVESTMENTS - 2.57%
Mutual Funds - 2.57%
SEI Daily Income Trust Treasury - Class A, 0.533% (b)	3,332,650	$3,332,650	$3,332,650
TOTAL SHORT-TERM INVESTMENTS		$3,332,650	$3,332,650

TOTAL INVESTMENTS - 100.15%		$64,595,330	$129,762,808
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.15)%			(190,535)
TOTAL NET ASSETS - 100.00%			$129,572,273

See accompanying Notes to the Financial Statements.

Percentages are stated as a percent of the value of net assets.
(a)	Non Income Producing.
(b)	Variable rate security; the rate shown is the effective rate as of March 31, 2017.

The cost basis of investments for federal income tax purposes at March 31, 2017 was as follows:1

Cost of Investments	$64,595,330

Gross unrealized appreciation	65,777,867
Gross unrealized depreciation	(610,389)
Net unrealized appreciation	$65,167,478

[1]Because tax adjustments are calculated annually at the end of Bridges Investment Fund, Inc.'s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Financial Accounting Standards Board ("FASB") accounting standards codification "Fair Value Measurements and Disclosures" Topic 820 ("ASC 820"),
establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Unadjusted quoted prices in active markets for identical investments.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices of similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The valuation techniques used by the Fund to measure fair value for the three months ended March 31, 2017 maximized the use of observable inputs and minimized the use of unobservable inputs. During the three months ended March 31, 2017, no securities held by the Fund were deemed as Level 3.

The following is a summary of the inputs used as of March 31, 2017, in valuing the Fund's investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total

Investments
Common Stocks	$113,854,813	$-	$-	$113,854,813
Exchange Traded Funds	12,035,800	-	-	12,035,800
Corporate Bonds	-	539,545	-	539,545
Short-Term Investments	3,332,650	-	-	3,332,650
Total Investments in Securities	$129,223,263	$539,545	$-	$129,762,808

There were no transfers between Levels 1 and 2 during the period ended March 31, 2017. Transfers between levels are recognized at the end of the reporting period. Refer to the Schedule of Investments for further information on the classification of investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Bridges Investment Fund, Inc.

By (Signature and Title)  /s/ Edson L. Bridges III
                                            Edson L. Bridges III, President and
                                            Chief Executive and Investment Officer

Date   5/19/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Edson L. Bridges III
                                               Edson L. Bridges III, President and
                                               Chief Executive and Investment Officer

Date   5/19/17

By (Signature and Title)* /s/ Brian Kirkpatrick
                                              Brian Kirkpatrick, Executive Vice President

Date   5/19/17

By (Signature and Title)*  /s/ Nancy K. Dodge
                                              Nancy K. Dodge, Treasurer and
                                              Chief Compliance Officer/Principal Financial Officer
Date   5/19/17

* Print the name and title of each signing officer under his or her signature.